Shareholder Fees	Nov. 01, 2020 USD ($)
VictoryShares Developed Enhanced Volatility Wtd ETF | VictoryShares Developed Enhanced Volatility Wtd ETF
Shareholder Fees:
Shareholder Fees (paid directly from your investment)	none